Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation
Schedule of classification of share-based compensation
	2011	2012	2013
Restaurant wages and related expenses	3,351	3,928	4,900
Selling, general and administrative	12,467	11,772	10,994
Total	15,818	15,700	15,894

Schedule of significant assumptions used in estimating the fair values of stock options
	2011	2012	2013

Suboptimal exercise factor	2.0 to 2.5	2.0 to 2.5	2.0 to 2.5
Risk-free interest rate	2.97% to 4.41%	3.33%-3.50%	3.59%-3.69%
Volatility	41.0% to 42.0%	40.6% to 41.2%	39.5% to 46.7%
Dividend yield	—	—	—
Life of option	10 years	10 years	10 years

Schedule of option activities under the Option Plan
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		US$		US$

Outstanding, as of January 1, 2013	4,253,072	1.46	7.8years	2,218
Granted	475,000	1.67	—	—
Conversion to restricted shares	(1,868,500)	3.42	—	—
Cancellation and termination	(1,254,316)	1.01	—	—
Exercised	(23,176)	1.01	—	—
Outstanding, as of December 31, 2013	1,582,080	1.01	6.2 years	2,037
Vested and expected to vest as of December 31, 2013	1,121,281	1.02	6.2 years	1,442
Options exercisable at December 31,2013	709,804	1.00	6.1 years	925

Schedule of non-vested restricted shares activity
		Weighted-Average Grant Date Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2013	1,381,253	2.92
Granted	—	—
Granted to replace existing options	747,400	2.01
Vested	(637,527)	2.72
Cancellation and termination	(41,680)	2.67
Non-vested restricted shares outstanding at December 31, 2013	1,449,446	2.64